Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 640	₨ 799
Additional provision during the year	458	308
Provision used during the year	(484)	(467)
Balance at the end of the year	614	640
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	277	293
Additional provision during the year	360	295
Provision used during the year	(318)	(311)
Balance at the end of the year	319	277
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	363	506
Additional provision during the year	98	13
Provision used during the year	(166)	(156)
Balance at the end of the year	₨ 295	₨ 363